Revenue - Disaggregation of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues	¥ 8,851,563	$ 1,356,561	¥ 7,278,192	¥ 5,393,037
Product [Member]
Revenues	3,906,611	598,714	3,422,151	2,516,862
Service [Member]
Revenues	4,944,952	$ 757,847	3,856,041	2,876,175
Transferred at Point in Time [Member] | OneTime Online Store Design and Setup Services [Member]
Revenues	17,077		38,591	40,969
Transferred over Time [Member] | Service [Member]
Revenues	¥ 4,927,875		¥ 3,817,450	¥ 2,835,206